CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Issued Capital
During the year ended December 31, 2025 the Company issued 124,547 common shares for an aggregate amount of 17,351, in connection with subscription agreements related to acquisitions. Of such total, 62,840, 21,969 and 17,944 common shares were issued in connection with the acquisitions of Omni.Pro, Iteris and GUT, respectively, for aggregate amounts of 6,376, 4,242 and 3,365, respectively.
During the year ended December 31, 2024, the Company issued 563,997 common shares for an aggregate amount of 118,176, in connection with subscription agreements related to acquisitions. Of such total, 299,255, 85,260 and 44,424 common shares were issued in connection with the acquisitions of Blankfactor, Exusia and Iteris, respectively, for aggregate amounts of 67,489, 16,882 and 8,579, respectively.
During the year ended December 31, 2023 the Company issued 403,760 common shares for an aggregate amount of 72,661 in connection with subscription agreements related to acquisitions. Of such total, 177,504, 152,617 and 29,120 common shares were issued in connection with the acquisition of Pentalog, GUT and Experience IT, respectively, for aggregate amounts of 32,320, 28,223 and 4,521, respectively.

Schedule of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve were as follows:

	Foreign currency risk
	2025	2024
Balance at beginning of the year	(14,142)	9,327
Gain (Loss) arising on changes in fair value of hedging instruments during the period	20,780	(22,184)
Gain (Loss) reclassified to profit or loss – hedged item has affected profit or loss	2,478	(1,285)
Balance at end of the year	9,116	(14,142)